UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

February 28, 2026

Maryland Short-Term Tax-Free Bond Fund

Investor Class (PRMDX)

This annual shareholder report contains important information about Maryland Short-Term Tax-Free Bond Fund (the "fund") for the period of March 1, 2025 to February 28, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Short-Term Tax-Free Bond Fund - Investor Class	$54	0.53%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and additional Federal Reserve rate cuts. Munis also benefited from higher coupon income, solid fundamentals, and strong demand, which helped offset headwinds from a second consecutive year of record bond issuance.

  Compared with the Bloomberg Municipal Bond Index, the fund’s average overweight duration profile contributed to performance over the period as yields declined across portions of the municipal yield curve. Positioning across the yield curve also contributed. Security selection within revenue bonds aided performance as well, thanks to selection within the student housing, airport, and housing sectors.

  Conversely, allocation within the fund detracted from returns. Our allocation to revenue bonds, including an underweight to the prepaid gas and an overweight to the dedicated tax sectors, hindered performance.

  The fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to dedicated tax, airports, and hospital bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of February 28, 2026

Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	9,999	10,133	9,998
2016	10,055	10,314	10,033
2016	9,882	9,776	9,936
2017	10,000	10,025	10,046
2017	10,059	10,281	10,095
2017	10,100	10,405	10,139
2017	10,008	10,322	10,057
2018	10,015	10,276	10,108
2018	10,022	10,395	10,124
2018	10,071	10,456	10,184
2018	10,064	10,439	10,198
2019	10,174	10,701	10,313
2019	10,269	11,061	10,399
2019	10,363	11,368	10,497
2019	10,357	11,325	10,521
2020	10,449	11,713	10,612
2020	10,382	11,501	10,692
2020	10,432	11,736	10,736
2020	10,458	11,879	10,752
2021	10,503	11,837	10,772
2021	10,525	12,046	10,803
2021	10,543	12,134	10,819
2021	10,515	12,114	10,799
2022	10,404	11,759	10,672
2022	10,338	11,227	10,581
2022	10,282	11,087	10,554
2022	10,293	11,067	10,584
2023	10,307	11,159	10,574
2023	10,346	11,282	10,636
2023	10,412	11,276	10,713
2023	10,568	11,541	10,863
2024	10,648	11,764	10,944
2024	10,627	11,584	10,941
2024	10,860	11,962	11,178
2024	10,904	12,110	11,230
2025	10,972	12,112	11,326
2025	11,000	11,819	11,365
2025	11,179	11,971	11,556
2025	11,207	12,429	11,587
2026	11,344	12,713	11,756

202501-4140694, 202603-5315101

F90-052 4/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Maryland Short-Term Tax-Free Bond Fund (Investor Class)	3.39%	1.55%	1.27%
Bloomberg Municipal Bond Index (Regulatory Benchmark)	4.96	1.44	2.43
Bloomberg 1-3 Year Municipal Bond Index (Strategy Benchmark)	3.80	1.76	1.63

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$188,214
  Number of Portfolio Holdings186
  Investment Advisory Fees Paid (000s)$350
  Portfolio Turnover Rate22.9%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Maryland	90.9%
Puerto Rico	5.5
Alabama	1.6
Georgia	0.6
Texas	0.2
New York	0.1
Other	1.1

Industry Allocation (as a % of Net Assets)

Table Summary
General Obligations - Local	22.9%
Special Tax	17.7
General Obligations - State	15.3
Housing	13.3
Health Care	10.2
Transportation	10.0
Water & Sewer	1.8
Education	1.6
Prerefunded	1.2
Other	6.0

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price Maryland Short-Term Tax-Free Bond Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price Maryland Short-Term Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Maryland Short-Term Tax-Free Bond Fund

Investor Class (PRMDX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

February 28, 2026

Maryland Short-Term Tax-Free Bond Fund

I Class (TRMUX)

This annual shareholder report contains important information about Maryland Short-Term Tax-Free Bond Fund (the "fund") for the period of March 1, 2025 to February 28, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Short-Term Tax-Free Bond Fund - I Class	$44	0.43%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and additional Federal Reserve rate cuts. Munis also benefited from higher coupon income, solid fundamentals, and strong demand, which helped offset headwinds from a second consecutive year of record bond issuance.

  Compared with the Bloomberg Municipal Bond Index, the fund’s average overweight duration profile contributed to performance over the period as yields declined across portions of the municipal yield curve. Positioning across the yield curve also contributed. Security selection within revenue bonds aided performance as well, thanks to selection within the student housing, airport, and housing sectors.

  Conversely, allocation within the fund detracted from returns. Our allocation to revenue bonds, including an underweight to the prepaid gas and an overweight to the dedicated tax sectors, hindered performance.

  The fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to dedicated tax, airports, and hospital bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of February 28, 2026

Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
7/6/17	500,000	500,000	500,000
8/31/17	503,575	508,506	503,083
11/30/17	499,099	504,440	499,002
2/28/18	499,543	502,206	501,548
5/31/18	500,007	508,013	502,361
8/31/18	502,615	510,989	505,329
11/30/18	502,353	510,139	506,025
2/28/19	507,994	522,934	511,722
5/31/19	512,857	540,548	515,998
8/31/19	517,659	555,543	520,878
11/30/19	517,476	553,458	522,039
2/29/20	522,190	572,410	526,562
5/31/20	518,999	562,052	530,508
8/31/20	521,593	573,518	532,692
11/30/20	523,018	580,547	533,483
2/28/21	525,379	578,467	534,521
5/31/21	526,648	588,667	536,019
8/31/21	527,643	592,995	536,848
11/30/21	526,397	591,991	535,837
2/28/22	521,001	574,649	529,521
5/31/22	517,818	548,673	525,026
8/31/22	515,140	541,805	523,683
11/30/22	515,798	540,844	525,162
2/28/23	516,629	545,356	524,692
5/31/23	519,744	551,363	527,755
8/31/23	522,129	551,041	531,557
11/30/23	530,048	564,005	539,032
2/29/24	534,188	574,904	543,022
5/31/24	533,310	566,100	542,909
8/31/24	545,105	584,591	554,661
11/30/24	547,441	591,810	557,207
2/28/25	551,004	591,928	562,002
5/31/25	552,507	577,579	563,939
8/31/25	561,635	585,042	573,397
11/30/25	563,172	607,405	574,916
2/28/26	571,303	621,305	583,334

202501-4140694, 202603-5315101

F1098-052 4/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 7/6/17
Maryland Short-Term Tax-Free Bond Fund (I Class)	3.68%	1.69%	1.55%
Bloomberg Municipal Bond Index (Regulatory Benchmark)	4.96	1.44	2.54
Bloomberg 1-3 Year Municipal Bond Index (Strategy Benchmark)	3.80	1.76	1.80

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$188,214
  Number of Portfolio Holdings186
  Investment Advisory Fees Paid (000s)$350
  Portfolio Turnover Rate22.9%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Maryland	90.9%
Puerto Rico	5.5
Alabama	1.6
Georgia	0.6
Texas	0.2
New York	0.1
Other	1.1

Industry Allocation (as a % of Net Assets)

Table Summary
General Obligations - Local	22.9%
Special Tax	17.7
General Obligations - State	15.3
Housing	13.3
Health Care	10.2
Transportation	10.0
Water & Sewer	1.8
Education	1.6
Prerefunded	1.2
Other	6.0

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price Maryland Short-Term Tax-Free Bond Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price Maryland Short-Term Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Maryland Short-Term Tax-Free Bond Fund

I Class (TRMUX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$34,043	$33,841
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,522,000 and $1,818,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b)  Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 28, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRMDX Maryland Short-Term
Tax-Free Bond Fund
TRMUX Maryland Short-Term
Tax-Free Bond Fund–
.
I Class

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET VALUE
Beginning of period $ 5.14 $ 5.11 $ 5.04 $ 5.14 $ 5.22
Investment activities
Net investment income
(1)(2)
0.13 0.13 0.09 0.05 0.03
Net realized and unrealized
gain/loss 0.04 0.02 0.08 (0.10) (0.08)
Total from investment
activities 0.17 0.15 0.17 (0.05) (0.05)
Distributions
Net investment income (0.13) (0.12) (0.10) (0.05) (0.03)
NET ASSET VALUE
End of period $ 5.18 $ 5.14 $ 5.11 $ 5.04 $ 5.14
Ratios/Supplemental Data
Total return
(2)(3)
3.39% 3.05% 3.30% (0.94)% (0.93)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.76% 0.77% 0.75% 0.74% 0.67%
Net expenses after
waivers/payments by Price
Associates 0.53% 0.53% 0.53% 0.53% 0.53%
Net investment income 2.62% 2.45% 1.87% 1.02% 0.61%
Portfolio turnover rate 22.9% 41.0% 45.8% 53.0% 37.2%
Net assets, end of period (in
thousands) $58,907 $54,534 $57,823 $67,098 $73,668
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET VALUE
Beginning of period $ 5.15 $ 5.12 $ 5.05 $ 5.15 $ 5.23
Investment activities
Net investment income
(1)(2)
0.14 0.13 0.10 0.06 0.04
Net realized and unrealized
gain/loss 0.05 0.03 0.07 (0.10) (0.08)
Total from investment
activities 0.19 0.16 0.17 (0.04) (0.04)
Distributions
Net investment income (0.14) (0.13) (0.10) (0.06) (0.04)
NET ASSET VALUE
End of period $ 5.20 $ 5.15 $ 5.12 $ 5.05 $ 5.15
Ratios/Supplemental Data
Total return
(2)(3)
3.68% 3.15% 3.40% (0.84)% (0.83)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.59% 0.59% 0.59% 0.58% 0.56%
Net expenses after
waivers/payments by Price
Associates 0.43% 0.43% 0.44% 0.44% 0.43%
Net investment income 2.71% 2.54% 1.98% 1.11% 0.69%
Portfolio turnover rate 22.9% 41.0% 45.8% 53.0% 37.2%
Net assets, end of period (in
thousands) $129,307 $109,997 $95,647 $91,688 $93,268
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
February 28, 2026

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.9%
ALABAMA  1.6%
Black Belt Energy Gas Dist., Series D-1, VRDN, 4.00%, 7/1/52
(Tender 6/1/27)  1,000 1,015
Black Belt Energy Gas Dist., Project No. 5, Series A-1, VRDN,
4.00%, 10/1/49 (Tender 10/1/26)  1,025 1,033
Southeast Energy Auth. A Cooperative Dist., Project No. 1,
Series A, VRDN, 4.00%, 11/1/51 (Tender 10/1/28)  1,000 1,030
3,078
GEORGIA  0.6%
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/52
(Tender 6/1/29)  1,000 1,060
1,060
MARYLAND  90.9%
Anne Arundel County, Consolidated General Improvements,
GO, 5.00%, 10/1/29  1,000 1,100
Anne Arundel County, Villages at Two Rivers Project, Series R,
5.00%, 7/1/28 (1) 160 168
Anne Arundel County, Villages at Two Rivers Project, Series R,
5.00%, 7/1/29 (1) 200 214
Anne County Arundel, Watershed at Laurel Project, 5.00%,
7/1/26 (1) 145 146
Anne County Arundel, Watershed at Laurel Project, 5.00%,
7/1/27 (1) 115 118
Anne County Arundel, Watershed at Laurel Project, 5.00%,
7/1/28 (1) 100 105
Anne County Arundel, Watershed at Laurel Project, 5.00%,
7/1/29 (1) 150 161
Baltimore City, Convention Center Hotel, 5.00%, 9/1/26  1,000 1,007
Baltimore City, Harbor Point, Series A, 2.85%, 6/1/26 (2) 135 135
Baltimore City, Harbor Point, Series A, 3.05%, 6/1/28 (2) 190 188
Baltimore County, GO, 5.00%, 2/1/29  4,000 4,330
Baltimore County, Consolidated Public Improvement, GO,
5.00%, 8/1/26  1,870 1,874
Baltimore County, Consolidated Public Improvement, GO,
5.00%, 3/1/27  785 808
Baltimore County, Consolidated Public Improvement, Series A,
GO, 5.00%, 7/1/28  2,000 2,134
Baltimore County, Metropolitan Dist. Bonds, GO, 5.00%, 8/1/28  1,000 1,069
Baltimore County, Oak Crest Village, 5.00%, 1/1/29  395 396
Baltimore County, Oak Crest Village, 5.00%, 1/1/30  100 100
Baltimore County, Riderwood Village Project, 5.00%, 1/1/28  410 426
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/29  135 135

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Charles County, Consolidated Public Improvement, GO, 5.00%,
10/1/29  1,615 1,777
Charles County, Public Improvement, Series 2023, GO, 5.00%,
10/1/26  1,800 1,830
Frederick County, Series A, GO, 5.00%, 4/1/27  1,000 1,031
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/27  105 109
Gaithersburg, Asbury Maryland Obligated Group, Series B,
5.00%, 1/1/27  545 550
Harford County, Series A, GO, 5.00%, 10/1/28  1,000 1,074
Harford County, Series B, GO, 5.00%, 7/1/26  1,000 1,009
Harford County, Consolidated Public Improvement, GO, 5.00%,
10/1/28  1,000 1,074
Howard County, Series A, GO, 5.00%, 2/15/28  500 513
Howard County, Series B, GO, 5.00%, 8/15/26  275 279
Howard County, Series C, GO, 5.00%, 2/15/30  1,000 1,110
Howard County Housing Commission, Roger Carter
Recreational Center, 5.00%, 6/1/27  190 196
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/27  200 205
Howard County, Consolidated Public Improvement, Series A,
GO, 5.00%, 8/15/26  2,305 2,336
Hyattsville City, GO, 5.00%, 1/1/27  170 173
Maryland, Series 2017-A, GO, 5.00%, 3/15/28  1,080 1,112
Maryland, Series 2019-A, GO, 5.00%, 8/1/26  1,405 1,422
Maryland, Series A, GO, 5.00%, 3/15/26  505 506
Maryland, Series A, GO, 5.00%, 3/15/27  3,060 3,153
Maryland, Series A, GO, 5.00%, 8/1/27  1,020 1,062
Maryland, Series A, GO, 5.00%, 3/15/28  1,450 1,535
Maryland, Series A, GO, 5.00%, 3/15/29  1,495 1,582
Maryland, Series A, GO, 5.00%, 6/1/29  1,110 1,212
Maryland, Series A, GO, 5.00%, 8/1/29  2,990 3,111
Maryland, Series A, GO, 5.00%, 3/15/31  1,190 1,257
Maryland, Series B, GO, 5.00%, 8/1/26  1,505 1,523
Maryland, Series B, GO, 5.00%, 8/1/29  1,295 1,419
Maryland CDA, Series A, 1.75%, 3/1/30  1,000 950
Maryland CDA, Series B, 5.00%, 3/1/28  250 262
Maryland CDA, Series B, 5.00%, 3/1/29  740 786
Maryland CDA, Series C, 1.30%, 3/1/28  1,000 962
Maryland CDA, Series C, 1.55%, 3/1/29  750 714
Maryland CDA, Series C, 3.00%, 4/1/26  80 80
Maryland CDA, Series C, 3.05%, 4/1/27  75 75
Maryland CDA, Series C, 3.15%, 4/1/28  50 50
Maryland CDA, Series C, 5.00%, 9/1/26  1,350 1,368

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland CDA, Series C, 5.00%, 9/1/29  150 161
Maryland CDA, Series C, 5.00%, 3/1/30  495 527
Maryland CDA, Series C, 5.00%, 9/1/31  1,150 1,227
Maryland CDA, Park Place at Addison Road Metro, Series C-2,
3.70%, 1/1/29  1,000 1,022
Maryland CDA, Villages at Marley Station, Series D-2, 3.30%,
1/1/29  1,655 1,686
Maryland Dept. of Housing & Community Dev., Series A,
3.15%, 5/1/27  1,000 1,008
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/27  780 803
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/28  815 861
Maryland Dept. of Housing & Community Dev., Series B,
3.60%, 7/1/27  1,500 1,513
Maryland Dept. of Housing & Community Dev., Series C,
3.25%, 1/1/28  105 106
Maryland Dept. of Housing & Community Dev., Series C,
3.30%, 7/1/28  50 51
Maryland Dept. of Housing & Community Dev., Series C,
3.35%, 1/1/29  110 112
Maryland Dept. of Housing & Community Dev., Series C,
3.40%, 7/1/29  100 102
Maryland Dept. of Housing & Community Dev., Series E,
2.85%, 9/1/26  315 316
Maryland Dept. of Housing & Community Dev., Series E,
2.90%, 3/1/27  215 216
Maryland Dept. of Housing & Community Dev., Series E,
3.30%, 3/1/30  635 646
Maryland DOT, 2.125%, 10/1/31  805 775
Maryland DOT, 5.00%, 5/1/26  2,160 2,163
Maryland DOT, 5.00%, 10/1/26  1,280 1,302
Maryland DOT, 5.00%, 9/1/28  3,015 3,144
Maryland DOT, 5.00%, 9/1/29  4,225 4,405
Maryland DOT, Series 2018, 5.00%, 10/1/27  2,860 2,907
Maryland DOT, Series 2019, 5.00%, 10/1/27  1,330 1,391
Maryland DOT, Series 2020, 5.00%, 10/1/26  1,370 1,393
Maryland DOT, Series 2021B, 5.00%, 12/1/27  1,240 1,302
Maryland DOT, Series 2022B, 5.00%, 12/1/27  1,340 1,407
Maryland DOT, Series A, 5.00%, 10/1/27  730 763
Maryland DOT, Series A, 5.00%, 4/1/28  1,050 1,112
Maryland DOT, Series A, 5.00%, 8/1/28 (1)(3) 1,725 1,823
Maryland DOT, Series B, 5.00%, 8/1/26 (3) 1,235 1,247
Maryland DOT, Series B, 5.00%, 12/1/26  1,640 1,676
Maryland DOT, Series B, 5.00%, 8/1/27 (3) 1,250 1,292

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland DOT, Series B, 5.00%, 8/1/28 (3) 1,350 1,427
Maryland DOT, Series B, 5.00%, 8/1/29 (3) 750 809
Maryland DOT, Series B, 5.00%, 8/1/31 (3) 660 736
Maryland DOT, Series C, 5.00%, 11/1/27  2,540 2,662
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/27 (3) 800 821
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/26  395 396
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/27  745 751
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  2,075 2,137
Maryland Economic Dev., Morgan State Univ., 5.00%, 7/1/26  750 755
Maryland Economic Dev., Morgan State Univ., 5.00%, 7/1/27  750 769
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/27  660 661
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/27  50 51
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/28  305 312
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  1,000 1,048
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  250 262
Maryland Economic Dev., Univ. of Maryland College Park
Leonardtown Project, 5.00%, 7/1/28 (1) 310 327
Maryland Economic Dev., Univ. of Maryland College Park
Leonardtown Project, 5.00%, 7/1/29 (1) 555 598
Maryland Economic Dev., Univ. of Maryland College Park
Leonardtown Project, 5.00%, 7/1/30 (1) 820 901
Maryland Economic Dev., Univ. of Maryland College Park
Project, 4.00%, 6/1/26 (1) 1,655 1,661
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/27 (1) 1,400 1,408
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/30 (1) 520 523
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/27  640 646
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/30  250 258
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/27  300 305
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/29  290 306
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/30  285 305
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/28  450 461
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/31  125 129
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/28  550 554
Maryland HHEFA, Edenwald Issue, 4.00%, 1/1/29  25 25
Maryland HHEFA, John Hopkins Health System, Series A,
5.00%, 5/15/28  150 159

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, John Hopkins Health System, Series A,
5.00%, 5/15/29  225 244
Maryland HHEFA, Johns Hopkins Health System, Series A,
VRDN, 1.85%, 6/1/48  100 100
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/26  870 877
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/32  500 517
Maryland HHEFA, MedStar Health, 5.00%, 8/15/26  1,030 1,031
Maryland HHEFA, MedStar Health, Series 2013A, 5.00%,
8/15/27  1,000 1,001
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/27  325 338
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/28  360 383
Maryland HHEFA, MedStar Health, Series C, 5.00%, 8/15/28  1,000 1,065
Maryland HHEFA, Mercy Medical Center, Series A, 3.50%,
7/1/32  100 100
Maryland HHEFA, Meritus Health Issue, 5.00%, 7/1/29  2,000 2,168
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/26  200 201
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/28  545 567
Maryland HHEFA, TidalHealth Issues, Series C, 5.00%,
7/1/26 (1) 120 121
Maryland HHEFA, TidalHealth Issues, Series C, 5.00%,
7/1/28 (1) 250 263
Maryland HHEFA, TidalHealth Issues, Series C, 5.00%,
7/1/29 (1) 295 317
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/28  500 501
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/26  290 293
Maryland HHEFA, Univ. of Maryland Medical System,
Series B-2, VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  2,685 2,733
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
VRDN, 1.85%, 7/1/41  250 250
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/28  260 261
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/41 (Prerefunded 5/1/26) (4) 2,300 2,311
Maryland Stadium Auth., Built to Learn Revenue, Series A,
5.00%, 6/1/26  2,125 2,140
Maryland Stadium Auth., Construction & Revitalization, 5.00%,
5/1/31  1,825 1,930
Maryland Stadium Auth., Football Stadium, Series A, 5.00%,
3/1/26  595 595
Maryland Transportation Auth., 5.00%, 7/1/29  1,325 1,448
Maryland Transportation Auth., Series A, 5.00%, 7/1/28  1,885 2,009

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/27 (3) 2,000 2,060
Maryland Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/28 (3) 750 788
Maryland Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/29 (3) 1,130 1,212
Maryland Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/31 (3)(5) 1,530 1,631
Maryland, Bidding Group 1, Series A, GO, 5.00%, 8/1/29  330 362
Maryland, State & Local Facs. Loan, GO, 5.00%, 8/1/29  880 940
Maryland, State & Local Facs. Loan, GO, 5.00%, 8/1/30  1,000 1,068
Maryland, State & Local Facs. Loan, Series B, GO, 5.00%,
8/1/28  760 812
Montgomery County, Series A, GO, 5.00%, 8/1/27  1,135 1,181
Montgomery County, Series A, GO, 5.00%, 10/1/28  1,000 1,074
Montgomery County, Series B, GO, 4.00%, 11/1/26  815 825
Montgomery County, Series D, GO, 4.00%, 11/1/27  2,260 2,332
Montgomery County, Consolidated Public Improvement,
Series A, GO, 5.00%, 11/1/31  1,285 1,380
Montgomery County, Housing Opportunities Commission,
Series C, 5.00%, 1/1/28  425 445
Prince County George's, Series B, GO, 5.00%, 9/15/27  2,500 2,611
Prince County George's, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/31  250 267
Prince County George's, National Harbor Project, 5.00%, 7/1/26  340 343
Prince George's County, Series B, GO, 5.00%, 9/1/27  1,500 1,565
Prince George's County, Consolidated Public Improvement,
Series 2018A, GO, 5.00%, 7/15/27  2,055 2,136
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/27  935 972
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/29  1,370 1,463
Prince George's County, Consolidated Public Improvement,
Series B, GO, 5.00%, 7/15/26  660 667
Prince George's County, Regional Medical Center, COP, 5.00%,
10/1/26  260 264
Rockville, Ingleside at King Farm Project, Series A-2, 3.375%,
11/1/27  450 448
Univ. System of Maryland, Series A, 4.00%, 4/1/30  1,900 1,929
Univ. System of Maryland, Series B, 5.00%, 4/1/26  595 596
Washington County, GO, 5.00%, 7/1/27  1,095 1,136
Washington Suburban Sanitary Commission, 5.00%, 6/1/27  945 979
Washington Suburban Sanitary Commission, 5.00%, 6/1/29  1,500 1,637
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/31  1,245 1,323

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Washington Suburban Sanitary Commission, Montgomery and
Prince George's Counties, 5.00%, 6/1/27  220 228
171,081
NEW YORK  0.1%
New York City, Series B-5, GO, VRDN, 2.00%, 10/1/46  200 200
200
PUERTO RICO  5.5%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28 (2) 750 778
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  3,525 3,607
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  2,608 2,786
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  3,500 3,153
10,324
TEXAS  0.2%
Texas Municipal Gas Acquisition & Supply Corp. I, Senior Lien,
Series A, 5.25%, 12/15/26  475 485
485
Total Investments in Securities
98.9% of Net Assets
(Cost $184,212) $ 186,228
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Incorporated
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,101 and represents 0.6% of net assets.
(3) Interest subject to alternative minimum tax.
(4) Prerefunded date is used in determining portfolio maturity.
(5) Insured by Build America Mutual Assurance Company
CDA Community Development Administration/Authority
COP Certificate of Participation
DOT Department of Transportation
GO General Obligation
HHEFA Health & Higher Educational Facility Authority

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
February 28, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $184,212) $ 186,228
Interest receivable 2,127
Receivable for shares sold 59
Cash 8
Due from affiliates 7
Other assets 20
Total assets 188,449
Liabilities
Investment management fees payable 55
Payable for shares redeemed 50
Other liabilities 130
Total liabilities 235
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 188,214
Net Assets Consist of:
Total distributable earnings (loss) $ (943)
Paid-in capital applicable to 36,249,640 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 189,157
NET ASSETS $ 188,214
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $58,907; Shares outstanding: 11,362,370) $ 5.18
I Class
(Net assets: $129,307; Shares outstanding: 24,887,270) $ 5.20

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/28/26
Investment Income (Loss)
Interest income $ 5,430
Expenses
Investment management 662
Shareholder servicing
Investor Class $ 104
I Class 23 127
Prospectus and shareholder reports
Investor Class 7
I Class 7 14
Custody and accounting 207
Registration 50
Legal and audit 38
Directors 1
Miscellaneous 16
Waived / paid by Price Associates (312)
Total expenses 803
Net investment income 4,627
Realized and Unrealized Gain / Loss –
Net realized loss on securities (8)
Change in net unrealized gain / loss on securities 1,380
Net realized and unrealized gain / loss 1,372
INCREASE IN NET ASSETS FROM OPERATIONS $ 5,999

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
2/28/26 2/28/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 4,627 $ 3,972
Net realized loss (8) (212)
Change in net unrealized gain / loss 1,380 1,141
Increase in net assets from operations 5,999 4,901
Distributions to shareholders
Net earnings
Investor Class (1,440) (1,305)
I Class (3,103) (2,604)
Decrease in net assets from distributions (4,543) (3,909)
Capital share transactions
*
Shares sold
Investor Class 16,821 8,299
I Class 30,478 24,467
Distributions reinvested
Investor Class 1,382 1,262
I Class 1,994 1,595
Shares redeemed
Investor Class (14,281) (13,175)
I Class (14,167) (12,379)
Increase in net assets from capital share
transactions 22,227 10,069
Net Assets
Increase during period 23,683 11,061
Beginning of period 164,531 153,470
End of period $ 188,214 $ 164,531
*Share information (000s)
Shares sold
Investor Class 3,268 1,621
I Class 5,899 4,779
Distributions reinvested
Investor Class 268 247
I Class 386 311
Shares redeemed
Investor Class (2,781) (2,575)
I Class (2,747) (2,416)
Increase in shares outstanding 4,293 1,967

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland
Short-Term Tax-Free Bond Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value. The fund has two classes of shares: the Maryland Short-Term Tax-Free
Bond Fund (Investor Class) and the Maryland Short-Term Tax-Free Bond
Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On February 28, 2026 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $62,405,000 and
$39,078,000, respectively, for the year ended February 28, 2026.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At February 28, 2026, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
February 28,
2026
February 28,
2025
Ordinary income (including short-term capital
gains, if any) $ 6 $ —
Tax-exempt income 4,537 3,909
Total distributions $ 4,543 $ 3,909
($000s)
Cost of investments $ 184,082
Unrealized appreciation $ 2,176
Unrealized depreciation (30)
Net unrealized appreciation (depreciation) $ 2,146

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

At February 28, 2026, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales and the recognition of market discount and premium amortization. The loss carryforwards and deferrals primarily relate to capital loss carryforwards.
Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At February 28, 2026, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
($000s)
Undistributed ordinary income $ 25
Undistributed tax-exempt income 47
Net unrealized appreciation (depreciation) 2,146
Loss carryforwards and deferrals (3,161)
Total distributable earnings (loss) $ (943)

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended February 28, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $862,000 remain subject to repayment by the fund at February 28, 2026. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended February 28, 2026, expenses incurred pursuant to these service agreements were $125,000 for Price
Associates and $69,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended February 28, 2026, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of February 28, 2026.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Investor
Class I Class
Expense limitation/I Class Limit 0.53% 0.05%
Expense limitation date 04/30/28 04/30/28
(Waived)/repaid during the period ($000s) $(130) $(182)

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price State Tax-Free Funds, Inc.
and Shareholders of T. Rowe Price Maryland Short-Term Tax-Free Bond
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Maryland Short-Term Tax-Free
Bond Fund (one of the funds constituting T. Rowe Price State Tax-Free Funds,
Inc., referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February
28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28,
2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28,
2026 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 21, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/26
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $4,490,000 which qualified as exempt-interest dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F90-050 4/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 21, 2026